Other (losses)/gains	12 Months Ended
Dec. 31, 2020
Disclosure Of Other Losses Gains [Abstract]
Other (losses)/gains
7.	Other (losses)/gains

	Year ended December 31,
	2020	2019	2018
	£000s	£000s	£000s
Net foreign exchange (losses)/gains	(4,864)	-	6
Net fair value gain on derivative	1,492	-	-
Total Other (losses)/gains	(3,372)	-	6